Summary of Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Common Stock Subject to Possible Redemption

As of March 31, 2025 and December 31, 2024, the shares of common stock subject to possible redemption reflected in the consolidated balance sheets is reconciled in the following table:

	Schedule of Common Stock Subject to Possible Redemption (As Restated)
	Shares	Amount
Common stock subject to possible redemption, December 31, 2023	2,562,567	27,938,713
Less:
Redemptions	(2,285,056)	(26,890,379)
Plus:
Remeasurement of carrying value to redemption value	—	2,175,180
Common stock subject to possible redemption, December 31, 2024	277,511	$3,223,514
Plus:
Remeasurement of carrying value to redemption value (as restated)	—	162,099
Common stock subject to possible redemption, March 31, 2025 (as restated)	277,511	$3,385,613

As of June 30, 2025 and December 31, 2024, the shares of common stock subject to possible redemption reflected in the consolidated balance sheets is reconciled in the following table:

	Schedule of Common Stock Subject to Possible Redemption
	Shares	Amount
Common stock subject to possible redemption, December 31, 2023	2,562,567	27,938,713
Less:
Redemptions	(2,285,056)	(26,890,379)
Plus:
Remeasurement of carrying value to redemption value	—	2,175,180
Common stock subject to possible redemption, December 31, 2024	277,511	$3,223,514
Plus:
Remeasurement of carrying value to redemption value	—	162,099
Common stock subject to possible redemption, March 31, 2025	277,511	$3,385,613
Plus:
Remeasurement of carrying value to redemption value	—	138,638
Redemptions	(204,910)	(2,594,214)
Common stock subject to possible redemption, June 30, 2025	72,601	$930,037

As of December 31, 2024 and 2023, the shares of common stock subject to possible redemption reflected in the consolidated balance sheets is reconciled in the following table:

	Schedule of Common Stock Subject to Possible Redemption (As Restated)
	Shares	Amount
Common stock subject to possible redemption, December 31, 2022	11,500,000	117,864,419
Less:
Redemptions (paid in April and November 2023)	(8,937,433)	(93,521,369)
Plus:
Remeasurement of carrying value to redemption value	—	3,595,663
Common stock subject to possible redemption, December 31, 2023	2,562,567	27,938,713
Plus:
Remeasurement of carrying value to redemption value (as restated)	—	2,175,180
Less:
Redemptions	(2,285,056)	(26,890,379)
Common stock subject to possible redemption, December 31, 2024 (as restated)	277,511	$3,223,514

Schedule of Net Loss Basic and Diluted Per Share

The following table reflects the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):

	For the Three Months Ended March 31,
	2025 (As Restated)	2024
Net loss	$(738,555)	$(375,307)
Remeasurement of common stock subject to redemption (as restated)	(162,099)	(455,764)
Net loss including remeasurement of common stock subject to redemption value (as restated)	$(900,654)	$(831,071)

	For the Three Months Ended March 31,
	2025 (As Restated)		2024
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net (loss) income per share of common stock
Numerator:
Allocation of net loss including remeasurement of common stock subject to redemption value (as restated)	$(67,143)	$(833,511)	$(354,499)	$(476,572)
Remeasurement of common stock subject to redemption (as restated)	162,099	—	455,764	—
Allocation of net (loss) income, as adjusted (as restated)	$94,956	$(833,511)	$101,265	$(476,572)
Denominator:
Basic and diluted weighted average shares outstanding	277,511	3,445,000	2,562,567	3,445,000
Basic and diluted net (loss) income per share of common stock (as restated)	$0.34	$(0.24)	$0.04	$(0.14)

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the Three Months Ended June 30,
	2025	2024
Net loss	$(893,896)	$(217,185)
Remeasurement of common stock subject to redemption	(138,638)	(440,824)
Net loss including remeasurement of common stock subject to redemption value	$(1,032,534)	$(658,009)

	For the Three Months Ended June 30,
	2025		2024
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net loss including remeasurement of common stock subject to redemption value	$(61,706)	$(970,828)	$(280,678)	$(377,331)
Remeasurement of common stock subject to redemption	138,638	—	440,824	—
Allocation of net income (loss), as adjusted	$76,932	$(970,828)	$160,146	$(377,331)
Denominator:
Basic and diluted weighted average shares outstanding	218,965	3,445,000	2,562,567	3,445,000
Basic and diluted net income (loss) per share of common stock	$0.35	$(0.28)	$0.06	$(0.11)

	For the Six Months Ended June 30,
	2025	2024
Net loss	$(1,632,451)	$(592,492)
Remeasurement of common stock subject to redemption	(300,737)	(896,588)
Net loss including remeasurement of common stock subject to redemption value	$(1,933,188)	$(1,489,080)

	For the Six Months Ended June 30,
	2025		2024
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net loss per share of common stock
Numerator:
Allocation of net loss including remeasurement of common stock subject to redemption value	$(129,859)	$(1,803,329)	$(635,177)	$(853,903)
Remeasurement of common stock subject to redemption	300,737	—	896,588	—
Allocation of net income (loss), as adjusted	$170,878	$(1,803,329)	$261,411	$(853,903)
Denominator:
Basic and diluted weighted average shares outstanding	248,076	3,445,000	2,562,567	3,445,000
Basic and diluted net income (loss) per share of common stock	$0.69	$(0.52)	$0.10	$(0.25)

The following table reflects the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):

	For the Years Ended December 31,
	2024 (As Restated)	2023
Net (loss) income	$(978,445)	$1,320,324
Remeasurement of common stock subject to redemption (as restated)	(2,175,180)	(3,595,663)
Net loss including remeasurement of common stock subject to redemption value (as restated)	$(3,153,625)	$(2,275,339)

	For the Years Ended December 31,
	2024 (As Restated)		2023
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net loss per share of common stock
Numerator:
Allocation of net loss including remeasurement of common stock subject to redemption value (as restated)	$(1,302,885)	$(1,850,740)	$(1,423,357)	$(851,982)
Remeasurement of common stock subject to redemption (as restated)	2,175,180	—	3,595,663	—
Allocation of net income (loss), as adjusted (as restated)	$872,295	$(1,850,740)	$2,172,306	$(851,982)
Denominator:
Basic and diluted weighted average shares outstanding	2,425,214	3,445,000	5,755,364	3,445,000
Basic and diluted net income (loss) per share of common stock (as restated)	$0.36	$(0.54)	$0.38	$(0.25)